   As Filed with the Securities and Exchange Commission on July 27, 2001

                                                     REGISTRATION NO. 333-41438
                                                                      811-05846

-------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    ------------


                                      FORM N-4
                          POST-EFFECTIVE AMENDMENT NO. 3                    /X/

                                         TO
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                        AND
                                  AMENDMENT NO. 33                          /X/

                                         TO
                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                             (Exact Name of Registrant)

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Name of Depositor)

                            ONE SUN LIFE EXECUTIVE PARK
                        WELLESLEY HILLS, MASSACHUSETTS 02481
                (Address of Depositor's Principal Executive Offices)

                    DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030


             EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                  ONE COPLEY PLACE
                            BOSTON, MASSACHUSETTS 02116
                      (Name and Address of Agent for Service)

                            COPIES OF COMMUNICATIONS TO:
                                JOAN E. BOROS, ESQ.
                 JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                         1025 THOMAS JEFFERSON STREET, N.W.
                                  SUITE 400 EAST
                            WASHINGTON, D.C. 20007-0805

--------------------------------------------------------------------------------
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate  box)

  / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

  /X/  ON AUGUST 1, 2001 PURSUANT TO PARAGRAPH (b) OF RULE 485

  / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

  / /  ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

  / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS

    Attached hereto and made a part hereof is a Supplement to the Profile and Prospectus dated May 1, 2001 (incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-41438) filed April 23, 2001) for each of the following:

        MFS Regatta Flex-4 Variable and Fixed Annuity
        Select Four Variable and Fixed Annuity

                        SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                   PROFILE DATED MAY 1, 2001, AS SUPPLEMENTED
                                      AND
                 PROSPECTUS DATED MAY 1, 2001, AS SUPPLEMENTED

                                      FOR

                               MFS REGATTA FLEX-4
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Beginning on August 27, 2001, with the addition of a new class of shares -- the "Service Class shares" -- to the MFS/Sun Life Series Trust ("the Series Fund"), the following 31 corresponding Sub-Accounts will be added to the MFS Regatta Flex-4 Variable and Fixed Annuity Contracts (the "Contracts"):

Bond -- S Class                          Managed Sectors -- S Class
Capital Appreciation -- S Class          Massachusetts Investors Growth Stock -- S Class
Capital Opportunities -- S Class         Massachusetts Investors Trust -- S Class
Emerging Growth -- S Class               Mid Cap Growth -- S Class
Emerging Markets Equity -- S Class       Money Market -- S Class
Global Asset Allocation -- S Class       New Discovery -- S Class
Global Governments -- S Class            Research -- S Class
Global Growth -- S Class                 Research Growth and Income -- S Class
Global Health Sciences -- S Class        Research International -- S Class
Global Telecommunications -- S Class     Strategic Growth -- S Class
Global Total Return -- S Class           Strategic Income -- S Class
Government Securities -- S Class         Technology -- S Class
High Yield -- S Class                    Total Return -- S Class
International Growth -- S Class          Utilities -- S Class
International Investors Trust --         Value -- S Class
S Class
International New Discovery --
S Class

      This Supplement describes the fees and performance information associated with the Series Fund's Service Class (the "S Class") shares. The
S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

      The INITIAL CLASS SHARES are only available to owners of a MFS Regatta Flex-4 Variable and Fixed Annuity Contract who opened their Contracts BEFORE August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

      Owners of a MFS Regatta Flex-4 Variable and Fixed Annuity Contract who opened their Contracts ON OR AFTER August 27, 2001, will only be able to purchase S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

      At present, the INTERNATIONAL NEW DISCOVERY SERIES and GLOBAL HEALTH SCIENCES SERIES of the MFS/Sun Life Series Trust are not available for sale and, therefore, neither share class of these two Series is available for investment. We do not know at this time when or if these two Series will be made available. YOUR INVESTMENT DECISION TO PURCHASE A CONTRACT SHOULD NOT ASSUME THE FUTURE AVAILABILITY OF THESE SERIES.

      As a result of the addition of the S Class shares, the Profile dated
May 1, 2001, as supplemented (the "Profile"), and the Prospectus dated May 1, 2001, as supplemented (the "Prospectus"), are further supplemented as follows:

      1. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the 31 Sub-Accounts listed above.

      2. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented by adding the following Sub-Accounts to the chart:


                                                                                          EXAMPLES:
                                          TOTAL      TOTAL                          TOTAL EXPENSE AT END
                                         ANNUAL      ANNUAL     TOTAL        NO RIDERS (A)        WITH RIDER (B)
                                        INSURANCE     FUND      ANNUAL    -------------------   -------------------
                                         CHARGES    EXPENSES   EXPENSES    1 YEAR    10 YEARS    1 YEAR    10 YEARS
                                         -------    --------   --------   --------   --------   --------   --------
Bond -- S Class                           1.45%      0.97%      2.42%       $80        $276       $84        $315
Capital Appreciation -- S Class           1.45%      1.00%      2.45%       $80        $279       $84        $318
Capital Opportunities -- S Class          1.45%      1.04%      2.49%       $81        $283       $84        $321
Emerging Growth -- S Class                1.45%      0.99%      2.44%       $80        $278       $84        $317
Emerging Markets Equity -- S Class        1.45%      1.82%      3.27%       $88        $357       $92        $392
Global Asset Allocation -- S Class        1.45%      1.15%      2.60%       $82        $293       $86        $332
Global Governments -- S Class             1.45%      1.19%      2.64%       $82        $297       $86        $336
Global Growth -- S Class                  1.45%      1.29%      2.74%       $83        $307       $87        $345
Global Health Sciences -- S Class         1.45%      1.50%      2.95%       $85        $327       $89        $364
Global Telecommunications -- S Class      1.45%      1.53%      2.98%       $85        $330       $89        $367
Global Total Return -- S Class            1.45%      1.16%      2.61%       $82        $294       $86        $333
Government Securities -- S Class          1.45%      0.87%      2.32%       $79        $266       $83        $305
High Yield -- S Class                     1.45%      1.08%      2.53%       $81        $287       $85        $325
International Growth -- S Class           1.45%      1.49%      2.94%       $85        $326       $89        $363
International Investors Trust --
  S Class                                 1.45%      1.46%      2.91%       $85        $323       $88        $360
International New Discovery --
  S Class                                 1.45%      1.48%      2.93%       $85        $325       $89        $362
Managed Sectors -- S Class                1.45%      1.01%      2.46%       $80        $280       $84        $319
Massachusetts Investors Growth
  Stock -- S Class                        1.45%      1.06%      2.51%       $81        $285       $85        $323
Massachusetts Investors Trust --
  S Class                                 1.45%      0.85%      2.30%       $79        $264       $83        $303
Mid Cap Growth -- S Class                 1.45%      1.14%      2.59%       $82        $292       $85        $331
Money Market -- S Class                   1.45%      0.83%      2.28%       $79        $262       $83        $301
New Discovery -- S Class                  1.45%      1.24%      2.69%       $83        $302       $86        $340
Research -- S Class                       1.45%      0.99%      2.44%       $80        $278       $84        $317
Research Growth and Income -- S Class     1.45%      1.13%      2.58%       $82        $291       $85        $330
Research International -- S Class         1.45%      1.53%      2.98%       $85        $330       $89        $367
Strategic Growth -- S Class               1.45%      1.19%      2.64%       $82        $297       $86        $336
Strategic Income -- S Class               1.45%      1.23%      2.68%       $83        $301       $86        $339
Technology -- S Class                     1.45%      1.17%      2.62%       $82        $295       $86        $334
Total Return -- S Class                   1.45%      0.95%      2.40%       $80        $274       $84        $313
Utilities -- S Class                      1.45%      1.05%      2.50%       $81        $284       $85        $322
Value -- S Class                          1.45%      1.12%      2.57%       $81        $290       $85        $329

      4. The performance chart appearing in Section 8, "Performance," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

SUB-ACCOUNT                       2000       1999       1998       1997       1996       1995       1994       1993       1992
-----------                     --------   --------   --------   --------   --------   --------   --------   --------   --------
Bond -- S Class                   8.41%    (3.40)%      --        --         --          --         --         --        --
Capital Appreciation --
 S Class                        (12.92)%   30.39%      26.49%    20.98%     19.35%      32.13%     (5.32)%    15.94%    11.20%
Capital Opportunities --
 S Class                         (6.47)%   45.14%      24.77%    25.37%      --          --         --         --        --
Emerging Growth -- S Class      (20.46)%   72.87%      31.56%    19.81%     15.04%       --         --         --        --
Emerging Markets Equity --
 S Class                        (24.05)%   49.93%     (31.22)%    8.46%      --          --         --         --        --
Global Asset Allocation --
 S Class                         (3.95)%   16.53%       4.69%     8.92%     13.94%      19.50%      --         --        --
Global Governments --
 S Class                         (0.41)%   (6.80)%     13.47%    (2.53)%     2.80%      13.67%     (6.19)%    16.82%    (1.31)%
Global Growth -- S Class        (14.60)%   64.51%      12.56%    13.30%     11.09%      13.95%      1.10%      --        --
Global Total Return --
 S Class                          0.59%     6.58%      16.30%    11.65%     12.25%      15.85%      --         --        --
Government Securities --
 S Class                         10.24%    (3.60)%      6.84%     6.83%     (0.19)%     15.58%     (3.90)%     6.75%     4.83%
High Yield -- S Class            (8.35)%    5.03%      (1.16)%   11.22%     10.13%      14.98%     (3.97)%    15.67%    13.01%
International Growth --
 S Class                         (9.36)%   33.03%       0.13%    (3.38)%     --          --         --         --        --
International Investors
 Trust -- S Class                (4.02)%   15.29%      19.51%     4.64%      3.02%       --         --         --        --
Managed Sectors -- S Class      (22.17)%   82.50%      10.37%    23.44%     15.52%      29.96%     (3.67)%     2.21%     4.60%
Massachusetts Investors Growth
 Stock -- S Class                (7.71)%   33.49%       --        --         --          --         --         --        --
Massachusetts Investors
 Trust -- S Class                (1.59)%    5.37%      21.70%    29.67%     23.21%      35.05%     (2.86)%     6.50%     3.74%
Money Market -- S Class           4.18%     2.90%       3.19%     3.21%      3.06%       3.59%      1.87%      0.81%     1.51%
New Discovery -- S Class         (1.31)%   57.50%       --        --         --          --         --         --        --
Research -- S Class              (5.74)%   22.05%      21.50%    18.71%     21.65%      35.05%      --         --        --
Research Growth and Income --
 S Class                          1.37%     6.32%      20.06%     --         --          --         --         --        --
Research International --
 S Class                         (9.52)%   52.35%       --        --         --          --         --         --        --
Strategic Growth -- S Class     (11.51)%   19.33%       --        --         --          --         --         --        --
Strategic Income -- S Class       1.17%    21.43%       --        --         --          --         --         --        --
Total Return -- S Class          14.84%     1.08%       9.81%    19.83%     12.05%      24.57%     (4.00)%    11.39%     6.45%
Utilities -- S Class              5.19%    29.05%      15.55%    30.42%     18.22%      30.10%     (6.64)%     --        --
Value -- S Class                 28.08%     5.23%       --        --         --          --         --         --        --

SUB-ACCOUNT                       1991       1990
-----------                     --------   --------
Bond -- S Class                   --         --
Capital Appreciation --
 S Class                         38.49%    (11.29)%
Capital Opportunities --
 S Class                          --         --
Emerging Growth -- S Class        --         --
Emerging Markets Equity --
 S Class                          --         --
Global Asset Allocation --
 S Class                          --         --
Global Governments --
 S Class                         12.77%     11.34%
Global Growth -- S Class          --         --
Global Total Return --
 S Class                          --         --
Government Securities --
 S Class                         13.84%      6.94%
High Yield -- S Class            45.08%    (15.91)%
International Growth --
 S Class                          --         --
International Investors
 Trust -- S Class                 --         --
Managed Sectors -- S Class       59.22%    (12.07)%
Massachusetts Investors Growth
 Stock -- S Class                 --         --
Massachusetts Investors
 Trust -- S Class                 --         --
Money Market -- S Class           3.92%      5.94%
New Discovery -- S Class          --         --
Research -- S Class               --         --
Research Growth and Income --
 S Class                          --         --
Research International --
 S Class                          --         --
Strategic Growth -- S Class       --         --
Strategic Income -- S Class       --         --
Total Return -- S Class          19.52%      0.85%
Utilities -- S Class              --         --
Value -- S Class                  --         --

      5. The "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is supplemented by adding the fees associated with the S Class shares of the Funds as follows:


                                                    OTHER                                 TOTAL ANNUAL FUND
                                                FUND EXPENSES                                 EXPENSES
                                 MANAGEMENT         AFTER            12B-1 OR             AFTER AND BEFORE
FUND                                FEES       REIMBURSEMENT(2)    SERVICE FEES           REIMBURSEMENT(2)
----                             ----------   ------------------   ------------   ---------------------------------
Bond -- S Class                    0.60%            0.12%              0.25%       0.97%
Capital Appreciation --
  S Class                          0.71%            0.04%              0.25%       1.00%
Capital Opportunities --
  S Class                          0.71%            0.08%              0.25%       1.04%
Emerging Growth -- S Class         0.69%            0.05%              0.25%       0.99%
Emerging Markets Equity --
  S Class                          1.25%            0.32%              0.25%       1.82%
Global Asset Allocation --
  S Class                          0.75%            0.15%              0.25%       1.15%
Global Governments -- S Class      0.75%            0.19%              0.25%       1.19%
Global Growth -- S Class           0.90%            0.14%              0.25%       1.29%
Global Health Sciences --
  S Class (3)                      1.00%            0.25%              0.25%       1.50%  [1.71%]
Global Telecommunications --
  S Class (3)                      1.00%            0.28%              0.25%       1.53%  [8.75%]
Global Total Return -- S Class     0.75%            0.16%              0.25%       1.16%
Government Securities --
  S Class                          0.55%            0.07%              0.25%       0.87%
High Yield -- S Class              0.75%            0.08%              0.25%       1.08%
International Growth --
  S Class                          0.98%            0.26%              0.25%       1.49%
International Investors
  Trust -- S Class                 0.98%            0.23%              0.25%       1.46%
International New Discovery --
  S Class (3)                      0.98%            0.25%              0.25%       1.48%  [1.69%]
Managed Sectors -- S Class         0.71%            0.05%              0.25%       1.01%
Massachusetts Investors Growth
  Stock -- S Class                 0.75%            0.06%              0.25%       1.06%
Massachusetts Investors
  Trust -- S Class                 0.55%            0.05%              0.25%       0.85%
Mid Cap Growth -- S Class          0.75%            0.14%              0.25%       1.14%
Money Market -- S Class            0.50%            0.08%              0.25%       0.83%
New Discovery -- S Class           0.90%            0.09%              0.25%       1.24%
Research -- S Class                0.69%            0.05%              0.25%       0.99%
Research Growth and Income --
  S Class                          0.75%            0.13%              0.25%       1.13%
Research International --
  S Class                          1.00%            0.28%              0.25%       1.53%
Strategic Growth -- S Class        0.75%            0.19%              0.25%       1.19%
Strategic Income -- S Class        0.75%            0.23%              0.25%       1.23%
Technology -- S Class              0.75%            0.17%              0.25%       1.17%
Total Return -- S Class            0.66%            0.04%              0.25%       0.95%
Utilities -- S Class               0.72%            0.08%              0.25%       1.05%
Value -- S Class                   0.75%            0.12%              0.25%       1.12%

      6. Footnote (2) to the "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is supplemented with the addition of the following fee reimbursements associated with S Class shares of the Funds:

    Bond -- S Class.........................................  0.95%
    Capital Appreciation -- S Class.........................  0.99%
    Emerging Growth -- S Class..............................  0.98%
    Emerging Markets Equity -- S Class......................  1.80%
    Global Asset Allocation -- S Class......................  1.14%
    Global Governments -- S Class...........................  1.18%
    Global Growth -- S Class................................  1.28%
    Global Telecommunications -- S Class....................  1.50%
    Global Total Return -- S Class..........................  1.15%
    High Yield -- S Class...................................  1.07%
    International Growth -- S Class.........................  1.48%
    Massachusetts Investors Trust -- S Class................  0.84%
    Mid Cap Growth -- S Class...............................  1.12%
    Research Growth and Income -- S Class...................  1.12%
    Research International -- S Class.......................  1.52%
    Strategic Growth -- S Class.............................  1.17%
    Strategic Income -- S Class.............................  1.21%
    Technology -- S Class...................................  1.15%
    Total Return -- S Class.................................  0.94%
    Utilities -- S Class....................................  1.04%
    Value -- S Class........................................  1.11%

      7. Footnote (3) to the "Underlying Fund Annual Expenses" table appearing on page 6 of the Prospectus is replaced with the following paragraph:

    (3) MFS has contractually agreed to bear the expenses of each of the two classes (Initial Class and S Class) of the Global Health Science Series, Global Telecommunications Series, and International New Discovery
       Series such that "Other Fund Expenses," after taking into account the expense offset arrangement described in Footnote (2), above, do not exceed 0.25% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the Series Fund's Board of Directors; provided, however, that a Fund's contractual fee arrangement will terminate prior to May 1, 2002, in the event that the Fund's "Other Fund Expenses" equal or fall below 0.25% annually.

      8. The "Examples" presented on pages 7 through 10 of the Prospectus are supplemented by adding the following examples:

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class.............................................    $80        $124       $129       $276
Capital Appreciation -- S Class.............................    $80        $125       $131       $279
Capital Opportunities -- S Class............................    $81        $126       $133       $283
Emerging Growth -- S Class..................................    $80        $125       $130       $278
Emerging Markets Equity -- S Class..........................    $88        $148       $171       $357
Global Asset Allocation -- S Class..........................    $82        $130       $138       $293
Global Governments -- S Class...............................    $82        $131       $140       $297
Global Growth -- S Class....................................    $83        $133       $145       $307
Global Health Sciences -- S Class...........................    $85        $139       $155       $327
Global Telecommunications -- S Class........................    $85        $140       $157       $330
Global Total Return -- S Class..............................    $82        $130       $139       $294
Government Securities -- S Class............................    $79        $122       $124       $266
High Yield -- S Class.......................................    $81        $128       $135       $287
International Growth -- S Class.............................    $85        $139       $155       $326
International Investors Trust -- S Class....................    $85        $138       $153       $323
International New Discovery -- S Class......................    $85        $139       $154       $325
Managed Sectors -- S Class..................................    $80        $126       $131       $280
Massachusetts Investors Growth Stock -- S Class.............    $81        $127       $134       $285
Massachusetts Investors Trust -- S Class....................    $79        $121       $123       $264
Mid Cap Growth -- S Class...................................    $82        $129       $138       $292
Money Market -- S Class.....................................    $79        $120       $122       $262
New Discovery -- S Class....................................    $83        $132       $142       $302
Research -- S Class.........................................    $80        $125       $130       $278
Research Growth and Income -- S Class.......................    $82        $129       $137       $291
Research International -- S Class...........................    $85        $140       $157       $330
Strategic Growth -- S Class.................................    $82        $131       $140       $297
Strategic Income -- S Class.................................    $83        $132       $142       $301
Technology -- S Class.......................................    $82        $130       $139       $295
Total Return -- S Class.....................................    $80        $124       $128       $274
Utilities -- S Class........................................    $81        $127       $133       $284
Value -- S Class............................................    $81        $129       $137       $290

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class.............................................    $84        $136       $149       $315
Capital Appreciation -- S Class.............................    $84        $137       $150       $318
Capital Opportunities -- S Class............................    $84        $138       $152       $321
Emerging Growth -- S Class..................................    $84        $136       $150       $317
Emerging Markets Equity -- S Class..........................    $92        $159       $190       $392
Global Asset Allocation -- S Class..........................    $86        $141       $158       $332
Global Governments -- S Class...............................    $86        $142       $160       $336
Global Growth -- S Class....................................    $87        $145       $164       $345
Global Health Sciences -- S Class...........................    $89        $151       $175       $364
Global Telecommunications -- S Class........................    $89        $151       $176       $367
Global Total Return -- S Class..............................    $86        $141       $158       $333
Government Securities -- S Class............................    $83        $133       $144       $305
High Yield -- S Class.......................................    $85        $139       $154       $325
International Growth -- S Class.............................    $89        $150       $174       $363
International Investors Trust -- S Class....................    $88        $149       $173       $360
International New Discovery -- S Class......................    $89        $150       $174       $362
Managed Sectors -- S Class..................................    $84        $137       $151       $319
Massachusetts Investors Growth Stock -- S Class.............    $85        $138       $153       $323
Massachusetts Investors Trust -- S Class....................    $83        $132       $143       $303
Mid Cap Growth -- S Class...................................    $85        $141       $157       $331
Money Market -- S Class.....................................    $83        $132       $142       $301
New Discovery -- S Class....................................    $86        $143       $162       $340
Research -- S Class.........................................    $84        $136       $150       $317
Research Growth and Income -- S Class.......................    $85        $140       $157       $330
Research International -- S Class...........................    $89        $151       $176       $367
Strategic Growth -- S Class.................................    $86        $142       $160       $336
Strategic Income -- S Class.................................    $86        $143       $162       $339
Technology -- S Class.......................................    $86        $141       $159       $334
Total Return -- S Class.....................................    $84        $135       $148       $313
Utilities -- S Class........................................    $85        $138       $153       $322
Value -- S Class............................................    $85        $140       $156       $329

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class.............................................    $25        $ 75       $129       $276
Capital Appreciation -- S Class.............................    $25        $ 76       $131       $279
Capital Opportunities -- S Class............................    $25        $ 78       $133       $283
Emerging Growth -- S Class..................................    $25        $ 76       $130       $278
Emerging Markets Equity -- S Class..........................    $33        $101       $171       $357
Global Asset Allocation -- S Class..........................    $26        $ 81       $138       $293
Global Governments -- S Class...............................    $27        $ 82       $140       $297
Global Growth -- S Class....................................    $28        $ 85       $145       $307
Global Health Sciences -- S Class...........................    $30        $ 91       $155       $327
Global Telecommunications -- S Class........................    $30        $ 92       $157       $330
Global Total Return -- S Class..............................    $26        $ 81       $139       $294
Government Securities -- S Class............................    $24        $ 72       $124       $266
High Yield -- S Class.......................................    $26        $ 79       $135       $287
International Growth -- S Class.............................    $30        $ 91       $155       $326
International Investors Trust -- S Class....................    $29        $ 90       $153       $323
International New Discovery -- S Class......................    $30        $ 91       $154       $325
Managed Sectors -- S Class..................................    $25        $ 77       $131       $280
Massachusetts Investors Growth Stock -- S Class.............    $25        $ 78       $134       $285
Massachusetts Investors Trust -- S Class....................    $23        $ 72       $123       $264
Mid Cap Growth -- S Class...................................    $26        $ 81       $138       $292
Money Market -- S Class.....................................    $23        $ 71       $122       $262
New Discovery -- S Class....................................    $27        $ 84       $142       $302
Research -- S Class.........................................    $25        $ 76       $130       $278
Research Growth and Income -- S Class.......................    $26        $ 80       $137       $291
Research International -- S Class...........................    $30        $ 92       $157       $330
Strategic Growth -- S Class.................................    $27        $ 82       $140       $297
Strategic Income -- S Class.................................    $27        $ 83       $142       $301
Technology -- S Class.......................................    $27        $ 81       $139       $295
Total Return -- S Class.....................................    $24        $ 75       $128       $274
Utilities -- S Class........................................    $25        $ 78       $133       $284
Value -- S Class............................................    $26        $ 80       $137       $290

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class.............................................    $29        $ 87       $149       $315
Capital Appreciation -- S Class.............................    $29        $ 88       $150       $318
Capital Opportunities -- S Class............................    $29        $ 89       $152       $321
Emerging Growth -- S Class..................................    $29        $ 88       $150       $317
Emerging Markets Equity -- S Class..........................    $37        $112       $190       $392
Global Asset Allocation -- S Class..........................    $30        $ 93       $158       $332
Global Governments -- S Class...............................    $31        $ 94       $160       $336
Global Growth -- S Class....................................    $32        $ 97       $164       $345
Global Health Sciences -- S Class...........................    $34        $103       $175       $364
Global Telecommunications -- S Class........................    $34        $104       $176       $367
Global Total Return -- S Class..............................    $30        $ 93       $158       $333
Government Securities -- S Class............................    $28        $ 84       $144       $305
High Yield -- S Class.......................................    $30        $ 91       $154       $325
International Growth -- S Class.............................    $34        $103       $174       $363
International Investors Trust -- S Class....................    $33        $102       $173       $360
International New Discovery -- S Class......................    $34        $102       $174       $362
Managed Sectors -- S Class..................................    $29        $ 89       $151       $319
Massachusetts Investors Growth Stock -- S Class.............    $29        $ 90       $153       $323
Massachusetts Investors Trust -- S Class....................    $27        $ 84       $143       $303
Mid Cap Growth -- S Class...................................    $30        $ 92       $157       $331
Money Market -- S Class.....................................    $27        $ 83       $142       $301
New Discovery -- S Class....................................    $31        $ 95       $162       $340
Research -- S Class.........................................    $29        $ 88       $150       $317
Research Growth and Income -- S Class.......................    $30        $ 92       $157       $330
Research International -- S Class...........................    $34        $104       $176       $367
Strategic Growth -- S Class.................................    $31        $ 94       $160       $336
Strategic Income -- S Class.................................    $31        $ 95       $162       $339
Technology -- S Class.......................................    $30        $ 93       $159       $334
Total Return -- S Class.....................................    $28        $ 87       $148       $313
Utilities -- S Class........................................    $29        $ 90       $153       $322
Value -- S Class............................................    $30        $ 92       $156       $329

      THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

      7. The second paragraph under "Variable Account Options: The MFS/Sun Life Series Trust," beginning on page 12 of the Prospectus is replaced by the following:

    "The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 series (each, a "Fund"), each corresponding to one of the portfolios. Each Fund offers two share classes: an Initial
    Class and a Service Class (or "S Class"). The Contract provides for investment by the Sub-Accounts in both share classes of 29 of the Funds. (NEITHER SHARE CLASS OF THE INTERNATIONAL NEW DISCOVERY SERIES AND GLOBAL HEALTH SCIENCES SERIES ARE PRESENTLY AVAILABLE FOR SALE.) Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE MFS REGATTA FLEX-4 VARIABLE AND FIXED ANNUITY, AND THE CURRENT FUND PROSPECTUS AS SUPPLEMENTED. ALL SUPPLEMENTS AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FLEX-4 SUPP 07/2001

                        SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                   PROFILE DATED MAY 1, 2001, AS SUPPLEMENTED
                                      AND
                 PROSPECTUS DATED MAY 1, 2001, AS SUPPLEMENTED

                                      FOR

                                  SELECT FOUR
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Beginning on August 27, 2001, with the addition of a new class of shares -- the "Service Class shares" -- to the MFS/Sun Life Series Trust ("the Series Fund"), the following 9 corresponding investment options will be added to the Select Four Variable and Fixed Annuity Contracts (the "Contracts"):

            MFS/Sun Life Capital Appreciation -- S Class

            MFS/Sun Life Emerging Growth -- S Class

            MFS/Sun Life Government Securities -- S Class

            MFS/Sun Life High Yield -- S Class

            MFS/Sun Life Massachusetts Investors Growth Stock -- S Class

            MFS/Sun Life Massachusetts Investors Trust -- S Class

            MFS/Sun Life New Discovery -- S Class

            MFS/Sun Life Total Return -- S Class

            MFS/Sun Life Utilities -- S Class

      This Supplement describes the fees and performance information associated with the Series Fund's Service Class (the "S Class") shares. The
S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

      The INITIAL CLASS SHARES are only available to owners of a Select Four Variable and Fixed Annuity Contract who opened their Contracts BEFORE
August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

      Owners of a Select Four Variable and Fixed Annuity Contract who opened their Contracts ON OR AFTER August 27, 2001, will only be able to purchase
S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

      As a result of the addition of the S Class shares, the Profile dated
May 1, 2001, as supplemented (the "Profile"), and the Prospectus dated May 1, 2001, as supplemented (the "Prospectus"), are further supplemented as follows:

      1. The list of the available Sub-Accounts appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the adding, under the heading "MFS/Sun Life
Series Trust" the 9 Sub-Accounts listed above.

      2. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

                                                                            EXAMPLES: TOTAL EXPENSES AT END
                          TOTAL ANNUAL   TOTAL ANNUAL                     NO RIDERS (A)        WITH RIDERS (B)
                           INSURANCE         FUND       TOTAL ANNUAL   -------------------   -------------------
SUB-ACCOUNT                  CHARGE        EXPENSES       EXPENSES      1 YEAR    10 YEARS    1 YEAR    10 YEARS
-----------               ------------   ------------   ------------   --------   --------   --------   --------
MFS/Sun Life Capital
  Appreciation --
  S Class                     1.45%          1.00%          2.45%        $80        $279       $84        $318
MFS/Sun Life Emerging
  Growth -- S Class           1.45%          0.99%          2.44%        $80        $278       $84        $317
MFS/Sun Life Government
  Securities -- S Class       1.45%          0.87%          2.32%        $79        $266       $83        $305
MFS/Sun Life High
  Yield -- S Class            1.45%          1.08%          2.53%        $81        $287       $85        $325
MFS/Sun Life
  Massachusetts
  Investors Growth
  Stock -- S Class            1.45%          1.06%          2.51%        $81        $285       $85        $323
MFS/Sun Life
  Massachusetts
  Investors Trust --
  S Class                     1.45%          0.85%          2.30%        $79        $264       $83        $303
MFS/Sun Life New
  Discovery -- S Class        1.45%          1.24%          2.69%        $83        $302       $86        $340
MFS/Sun Life Total
  Return -- S Class           1.45%          0.95%          2.40%        $80        $274       $84        $313
MFS/Sun Life
  Utilities -- S Class        1.45%          1.05%          2.50%        $81        $284       $85        $322

      4. The performance chart appearing in Section 8, "Performance," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

SUB-ACCOUNT                          2000       1999       1998       1997       1996       1995       1994       1993       1992
-----------                        --------   --------   --------   --------   --------   --------   --------   --------   --------
MFS/Sun Life Capital
 Appreciation -- S Class           (13.45)%   29.91%     26.04%      20.55%    18.91%      31.70%    (5.75)%     15.50%     11.17%
MFS/Sun Life Emerging Growth --
 S Class                           (20.70)%   72.70%     31.44%      19.67%    14.95%         --        --          --         --
MFS/Sun Life Government
 Securities -- S Class              10.11%    (3.68)%     6.73%       6.75%    (0.22)%     15.55%    (4.01)%      6.73%      4.87%
MFS/Sun Life High Yield --
 S Class                            (8.42)%    5.07%     (1.18)%     11.28%    10.17%      14.92%    (3.87)%     15.65%     13.01%
MFS/Sun Life Massachusetts
 Investors Growth Stock --
 S Class                            (7.89)%   33.35%        --          --        --          --        --          --         --
MFS/Sun Life Massachusetts
 Investors Trust -- S Class         (1.76)%    5.20%     21.61%      29.57%    23.14%      34.97%    (2.94)%      6.44%      3.75%
MFS/Sun Life New Discovery --
 S Class                            (1.48)%   57.41%        --          --        --          --        --          --         --
MFS/Sun Life Total Return --
 S Class                            14.67%     0.94%      9.66%      19.77%    12.01%      24.44%    (4.04)%     11.29%      6.58%
MFS/Sun Life Utilities --
 S Class                             5.19%    29.15%     15.59%      30.52%    18.35%      30.17%    (6.55)%        --         --

SUB-ACCOUNT                          1991       1990
-----------                        --------   --------
MFS/Sun Life Capital
 Appreciation -- S Class            38.14%    (11.77)%
MFS/Sun Life Emerging Growth --
 S Class                               --         --
MFS/Sun Life Government
 Securities -- S Class              13.74%      6.94%
MFS/Sun Life High Yield --
 S Class                            45.03%    (15.70)%
MFS/Sun Life Massachusetts
 Investors Growth Stock --
 S Class                               --         --
MFS/Sun Life Massachusetts
 Investors Trust -- S Class            --         --
MFS/Sun Life New Discovery --
 S Class                               --         --
MFS/Sun Life Total Return --
 S Class                            19.42%      0.78%
MFS/Sun Life Utilities --
 S Class                               --         --

      5. The "Underlying Fund Annual Expenses" table appearing on pages 6 and 7 of the Prospectus is supplemented by adding the following S Class shares of the Series Fund:


                                                 OTHER                            TOTAL ANNUAL
                                             FUND EXPENSES                       FUND EXPENSES
                              MANAGEMENT         AFTER            12B-1 OR      AFTER AND BEFORE
FUND                             FEES       REIMBURSEMENT(2)    SERVICE FEES    REIMBURSEMENT(2)
----                          ----------   ------------------   ------------   ------------------
MFS/Sun Life Capital
  Appreciation --
  S Class (9)                   0.71%            0.04%              0.25%            1.00%
MFS/Sun Life Emerging
  Growth -- S Class (9)         0.69%            0.05%              0.25%            0.99%
MFS/Sun Life Government
  Securities -- S Class         0.55%            0.07%              0.25%            0.87%
MFS/Sun Life High Yield --
  S Class (9)                   0.75%            0.08%              0.25%            1.08%
MFS/Sun Life Massachusetts
  Investors Growth Stock --
  S Class                       0.75%            0.06%              0.25%            1.06%
MFS/Sun Life Massachusetts
  Investors Trust --
  S Class (9)                   0.55%            0.05%              0.25%            0.85%
MFS/Sun Life New
  Discovery -- S Class          0.90%            0.09%              0.25%            1.24%
MFS/Sun Life Total
  Return -- S Class (9)         0.66%            0.04%              0.25%            0.95%
MFS/Sun Life Utilities --
  S Class (9)                   0.72%            0.08%              0.25%            1.05%


      6. Footnote (9) to the "Underlying Fund Annual Expenses" table appearing on page 8 of the Prospectus is supplemented with the addition of the following S class shares of the Series Fund:

    Capital Appreciation -- S Class.........................  0.99%
    ing Growth -- S Class...................................  0.98%
    High Yield -- S Class...................................  1.07%
    Massachusetts Investors Trust -- S Class................  0.84%
    Total Return -- S Class.................................  0.94%
    Utilities -- S Class....................................  1.04%

      7. The "Examples" presented on pages 9 through 14 of the Prospectus are supplemented by adding the following examples:

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $80        $125       $131       $279
MFS Sun Life Emerging Growth -- S Class.....................    $80        $125       $130       $278
MFS Sun Life Government Securities -- S Class...............    $79        $122       $124       $266
MFS Sun Life High Yield -- S Class..........................    $81        $128       $135       $287
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class...................................................    $81        $127       $134       $285
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $79        $121       $123       $264
MFS Sun Life New Discovery -- S Class.......................    $83        $132       $142       $302
MFS Sun Life Total Return -- S Class........................    $80        $124       $128       $274
MFS Sun Life Utilities -- S Class...........................    $81        $127       $133       $284

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $84        $137       $150       $318
MFS Sun Life Emerging Growth -- S Class.....................    $84        $136       $150       $317
MFS Sun Life Government Securities -- S Class...............    $83        $133       $144       $305
MFS Sun Life High Yield -- S Class..........................    $85        $139       $154       $325
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class...................................................    $85        $138       $153       $323
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $83        $132       $143       $303
MFS Sun Life New Discovery -- S Class.......................    $86        $143       $162       $340
MFS Sun Life Total Return -- S Class........................    $84        $135       $148       $313
MFS Sun Life Utilities -- S Class...........................    $85        $138       $153       $322

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $25        $76        $131       $279
MFS Sun Life Emerging Growth -- S Class.....................    $25        $76        $130       $278
MFS Sun Life Government Securities -- S Class...............    $24        $72        $124       $266
MFS Sun Life High Yield -- S Class..........................    $26        $79        $135       $287
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class...................................................    $25        $78        $134       $285
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $23        $72        $123       $264
MFS Sun Life New Discovery -- S Class.......................    $27        $84        $142       $302
MFS Sun Life Total Return -- S Class........................    $24        $75        $128       $274
MFS Sun Life Utilities -- S Class...........................    $25        $78        $133       $284

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $29        $88        $150       $318
MFS Sun Life Emerging Growth -- S Class.....................    $29        $88        $150       $317
MFS Sun Life Government Securities -- S Class...............    $28        $84        $144       $305
MFS Sun Life High Yield -- S Class..........................    $30        $91        $154       $325
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class...................................................    $29        $90        $153       $323
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $27        $84        $143       $303
MFS Sun Life New Discovery -- S Class.......................    $31        $95        $162       $340
MFS Sun Life Total Return -- S Class........................    $28        $87        $148       $313
MFS Sun Life Utilities -- S Class...........................    $29        $90        $153       $322

      THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE SELECT FOUR VARIABLE AND FIXED ANNUITY, AND ALL CURRENT FUND PROSPECTUSES AS SUPPLEMENTED. ALL SUPPLEMENTS AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FUT503

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION

     Attached hereto and made a part hereof is a Supplement to the Statement of Additional Information dated May 1, 2001 (incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of Form N-4 (File No. 333-41438) filed April 23, 2001) for each of the following:


          MFS Regatta Flex-4 Variable and Fixed Annuity
          Futurity Select Four Variable and Fixed Annuity

                         SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

                                       FOR

                               MFS REGATTA FLEX-4
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



         Beginning on August 27, 2001, with the addition of a new class of shares - the "Service Class shares" - to the MFS/Sun Life Series Trust ("the Series Fund"), the following 31 corresponding Sub-Accounts will be added to the MFS Regatta Flex-4 Variable and Fixed Annuity Contracts (the "Contracts"):


Bond - S Class                                     Managed Sectors - S Class
Capital Appreciation - S Class                     Massachusetts Investors Growth Stock - S Class
Capital Opportunities- S Class                     Massachusetts Investors Trust - S Class
Emerging Growth - S Class                          Mid Cap Growth - S Class
Emerging Markets Equity - S Class                  Money Market - S Class
Global Asset Allocation - S Class                  New Discovery - S Class
Global Governments - S Class                       Research - S Class
Global Growth - S Class                            Research Growth and Income - S Class
Global Health Sciences - S Class                   Research International - S Class
Global Telecommunications - S Class                Strategic Growth - S Class
Global Total Return - S Class                      Strategic Income - S Class
Government Securities - S Class                    Technology - S Class
High Yield - S Class                               Total Return - S Class
International Growth - S Class                     Utilities - S Class
International Investors Trust - S Class            Value - S Class
International New Discovery - S Class


         This Supplement contains the performance information associated with the Series Fund's Service Class (the "S Class") shares. The S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

         The INITIAL CLASS SHARES are only available to owners of a MFS Regatta Flex-4 Variable and Fixed Annuity Contract who opened their Contracts BEFORE August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

         Owners of a MFS Regatta Flex-4 Variable and Fixed Annuity Contract who opened their Contracts ON OR after August 27, 2001, will only be able to purchase S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

         At present, the INTERNATIONAL NEW DISCOVERY SERIES and GLOBAL HEALTH SCIENCES SERIES of the MFS/Sun Life Series Trust are not available for sale and, therefore, neither share class of these two Series is available for investment. We do not know at this time when or if these two Series will be made available. YOUR INVESTMENT DECISION TO PURCHASE A CONTRACT SHOULD NOT ASSUME THE FUTURE AVAILABILITY OF THESE SERIES.

         As a result of the addition of the S Class shares, the Statement of Additional Information for the MFS Regatta Flex-4 Variable and Fixed Annuity Contract, dated May 1, 2001 (the "SAI") is supplemented as follows:


              1. The Standardized Average Annual Total Return charts, appearing on the second page of the SAI, are supplemented by adding the following Sub-Accounts:

                                                      SEC
                                                   INCEPTION       1 YEAR      5 YEAR      10 YEAR     LIFE
                                                      DATE         PERIOD      PERIOD       PERIOD     LOAD
                                                      ----         ------      ------      -------     ----
Bond - S Class - CL6                               05/06/1998        2.19                               1.79
Capital Appreciation - S Class - CL6               11/30/1989      -17.94       15.29       16.21      13.16
Capital Opportunities - S Class - CL6              06/03/1996      -12.06                              19.56
Emerging Growth - S Class - CL6                    05/01/1995      -25.09       19.57                  21.80
Emerging Markets Equity - S Class - CL6            06/05/1996      -28.22                              -3.95
Global Asset Allocation - S Class - CL6            11/07/1994       -9.57        7.32                   9.01
Global Governments - S Class - CL6                 11/30/1989       -6.07        0.65        3.46       4.33
Global Growth - S Class - CL6                      11/16/1993      -19.44       14.40                  12.96
Global Total Return - S Class - CL6                11/07/1994       -5.31        8.88                   9.71
Government Securities - S Class - CL6              11/30/1989        3.76        3.48        5.16       5.23
High Yield - S Class - CL6                         11/30/1989      -13.67        2.71        8.99       6.21
International Growth - S Class - CL6               06/03/1996      -14.61                               2.36
International Investors Trust - S Class - CL6      10/02/1995       -9.46        6.90                   6.72
Managed Sectors - S Class - CL6                    11/30/1989      -26.61       17.04       16.53      13.29
Massachusetts Investors Growth Stock
       - S Class - CL6                             05/06/1998       13.52                              13.32
Massachusetts Investors Trust
       - S Class - CL6                             10/31/1991       -7.86       14.58                  12.90
Money Market - S Class - CL6                       11/30/1989       -1.85        2.97        2.51       2.81
New Discovery - S Class - CL6                      05/06/1998       -7.22                              18.16
Research - S Class - CL6                           11/07/1994      -11.21       14.67                  17.03
Research Growth and Income
       - S Class - CL6                             05/12/1997       -4.41                               8.52
Research International - S Class - CL6             05/06/1998      -14.75                               7.72
Strategic Growth - S Class - CL6                   11/01/1999      -16.47                               1.42
Strategic Income - S Class - CL6                   05/06/1998       -4.60                              -0.84
Total Return - S Class - CL6                       11/30/1989        8.17       10.80       10.76       9.75
Utilities - S Class - CL6                          11/16/1993       -0.91       18.95                  15.97
Value - S Class - CL6                              05/06/1998       21.44                              11.29






             2. The Non-Standardized Average Annual Total Return charts, beginning on page 3 of the SAI, are supplemented by adding the following Sub-Accounts:

                                                      SEC
                                                   INCEPTION       1 YEAR      5 YEAR      10 YEAR     LIFE
                                                      DATE         PERIOD      PERIOD       PERIOD     LOAD
                                                      ----         ------      ------      -------     ----
Bond - S Class - CL6                               05/05/1998        8.07                               3.58
Capital Appreciation - S Class - CL6               08/13/1985      -13.18       15.41       16.29      14.19
Capital Opportunities - S Class - CL6              06/03/1996       -6.76                              19.80
Emerging Growth - S Class - CL6                    05/01/1995      -20.70       19.73                  21.95
Emerging Markets Equity - S Class - CL6            06/05/1996      -24.27                              -3.95
Global Asset Allocation - S Class - CL6            11/07/1994       -4.25        7.50                   9.19
Global Governments - S Class - CL6                 05/16/1988       -0.71        0.83        3.64       4.58
Global Growth - S Class - CL6                      11/16/1993      -14.86       14.46                  13.03
Global Total Return - S Class - CL6                11/07/1994        0.28        9.06                   9.89
Government Securities - S Class - CL6              08/12/1985        9.91        3.64        5.29       6.12
High Yield - S Class - CL6                         08/13/1985       -8.63        2.85        9.07       6.18
International Growth - S Class - CL6               06/03/1996       -9.63                               2.54
International Investors Trust - S Class - CL6      10/02/1995       -4.31        7.08                   6.89
Managed Sectors - S Class - CL6                    05/27/1988      -22.40       17.15       16.62      15.31
Massachusetts Investors Growth Stock
       - S Class - CL6                             05/05/1998       -7.99                              15.43
Massachusetts Investors Trust
       - S Class - CL6                             12/05/1986       -1.88       14.75       14.39      11.94
Money Market - S Class - CL6                       08/29/1985        3.86        3.05        2.58       3.40
New Discovery - S Class - CL6                      05/05/1998       -1.61                              19.88
Research - S Class - CL6                           11/07/1994       -6.02       14.78                  17.14
Research Growth and Income
       - S Class - CL6                             05/12/1997        1.05                               9.61
Research International - S Class - CL6             05/05/1998       -9.78                               9.52
Strategic Growth - S Class - CL6                   11/01/1999      -11.78                               6.41
Strategic Income - S Class - CL6                   05/05/1998        0.86                               0.90
Total Return - S Class - CL6                       05/16/1988       14.48       11.06       10.97      10.25
Utilities - S Class - CL6                          11/16/1993        4.86       19.01                  16.03
Value - S Class - CL6                              05/05/1998       27.67                              13.10



             3. The Non-Standardized Compound Growth Rate charts, beginning on page 4 of the SAI, are supplemented by adding the following Sub-Accounts:

                                                      SEC
                                                   INCEPTION       1 YEAR      5 YEAR      10 YEAR     LIFE
                                                      DATE         PERIOD      PERIOD       PERIOD     LOAD
                                                      ----         ------      ------      -------     ----
Bond - S Class - CL6                               05/05/1998        2.19                               1.79
Capital Appreciation - S Class - CL6               08/13/1985      -17.94       15.29       16.21      14.05
Capital Opportunities - S Class - CL6              06/03/1996      -12.06                              19.56
Emerging Growth - S Class - CL6                    05/01/1995      -25.09       19.57                  21.80
Emerging Markets Equity - S Class - CL6            06/05/1996      -28.22                              -3.95
Global Asset Allocation - S Class - CL6            11/07/1994       -9.57        7.32                   9.01
Global Governments - S Class - CL6                 05/16/1988       -6.07        0.65        3.46       4.44
Global Growth - S Class - CL6                      11/16/1993      -19.44       14.40                  12.96
Global Total Return - S Class - CL6                11/07/1994       -5.31        8.88                   9.71
Government Securities - S Class - CL6              08/12/1985        3.76        3.48        5.16       5.95
High Yield - S Class - CL6                         08/13/1985      -13.67        2.71        8.99       6.01
International Growth - S Class - CL6               06/03/1996      -14.61                               2.36
International Investors Trust - S Class - CL6      10/02/1995       -9.46        6.90                   6.72
Managed Sectors - S Class - CL6                    05/27/1988      -26.61       17.04       16.53      15.20
Massachusetts Investors Growth Stock
       - S Class - CL6                             05/05/1998      -13.52                              13.32
Massachusetts Investors Trust
       - S Class - CL6                             12/05/1986       -7.86       14.58       14.19      11.77
Money Market - S Class - CL6                       08/29/1985       -1.85        2.97        2.51       3.23
New Discovery - S Class - CL6                      05/05/1998       -7.22                              18.16
Research - S Class - CL6                           11/07/1994      -11.21       14.67                  17.03
Research Growth and Income
       - S Class - CL6                             05/12/1997       -4.41                               8.52
Research International - S Class - CL6             05/05/1998      -14.75                               7.72
Strategic Growth - S Class - CL6                   11/01/1999      -16.47                               1.42
Strategic Income - S Class - CL6                   05/05/1998       -4.60                              -0.84
Total Return - S Class - CL6                       05/16/1988        8.17       10.80       10.76      10.08
Utilities - S Class - CL6                          11/16/1993       -0.91       18.95                  15.97
Value - S Class - CL6                              05/05/1998       21.44                              11.29

                         SUPPLEMENT DATED AUGUST 1, 2001

                                       TO


                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

                                       FOR

                                   SELECT FOUR
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


         Beginning on August 27, 2001, with the addition of a new class of shares - the "Service Class shares" - to the MFS/Sun Life Series Trust ("the Series Fund"), the following 9 corresponding investment options will be added to the Select Four Variable and Fixed Annuity Contracts (the "Contracts"):

          MFS/Sun Life Capital Appreciation - S Class
          MFS/Sun Life Emerging Growth - S Class
          MFS/Sun Life Government Securities - S Class
          MFS/Sun Life High Yield - S Class
          MFS/Sun Life Massachusetts Investors Growth Stock - S Class MFS/Sun Life Massachusetts Investors Trust - S Class
          MFS/Sun Life New Discovery - S Class
          MFS/Sun Life Total Return - S Class
          MFS/Sun Life Utilities - S Class

         This Supplement contains the performance information associated with the Series Fund's Service Class (the "S Class") shares. The S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

         The INITIAL CLASS SHARES are only available to owners of a Select Four Variable and Fixed Annuity Contract who opened their Contracts BEFORE August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

         Owners of a Select Four Variable and Fixed Annuity Contract who opened their Contracts ON OR AFTER August 27, 2001, will only be able to purchase S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

         As a result of the addition of the S Class shares, the Statement of Additional Information for the Select Four Variable and Fixed Annuity Contract, dated May 1, 2001 (the "SAI") is supplemented as follows:

              1. The standardized average annual total return charts, appearing on the second page of the SAI, are supplemented by adding the following Sub-Accounts:

                                                                                      10 YEAR      FUTURITY
                                                          1 YEAR        5 YEAR        PERIOD OR    INCEPTION
1.75%                                                     PERIOD        PERIOD        LIFE (1)     DATE
-----                                                     ------        ------        --------     ----
MFS/Sun Life Capital Appreciation
        - S Class                                         (18.38%)       14.96%       16.01%       11/30/89
MFS/Sun Life Emerging Growth
        - S Class                                         (25.17%)       19.51%       21.74%       05/01/95
MFS/Sun Life High Yield - S Class                         (13.67%)       2.72%         8.97%       11/30/89
MFS/Sun Life Utilities - S Class                          (0.92%)        18.94%       15.95%       11/16/93
MFS/Sun Life Government Securities
        - S Class                                          3.68%         3.40%         5.10%       11/30/89
MFS/Sun Life Total Return - S Class                        8.23%         10.84%       10.81%       11/30/89
MFS/Sun Life Massachusetts Investors
        Trust - S Class                                   (7.43%)        14.56%       12.85%       10/31/91
MFS/Sun Life New Discovery
        - S Class                                         (7.17%)                     18.25%       05/06/98
MFS/Sun Life Massachusetts Investors
        Growth Stock - S Class                            (13.17%)                    13.53%       05/06/98

         2. The non-standardized investment performance charts, beginning on page 3 of the SAI, are supplemented by adding the following Sub-Accounts:


$10,000 INVESTED IN THIS FUND              . . . WOULD HAVE GROWN TO THIS AMOUNT
UNDER A SELECT FOUR CONTRACT,                               ON DECEMBER 31, 2000
THIS MANY YEARS AGO . . .


1.75%
-----

           MFS / SUN LIFE CAPITAL APPRECIATION  - S CLASS                       MFS / SUN LIFE EMERGING GROWTH - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND   NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH      OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE     YEARS          PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00    $8,682.26     -13.18%    -13.18%       1    12/31/99 - 12/31/00    $7,930.13     -20.70%    -20.70%
  2      12/31/98 - 12/31/00   $11,289.42      12.89%      6.25%       2    12/31/98 - 12/31/00   $13,868.51      36.69%     16.91%
  3      12/31/97 - 12/31/00   $14,242.81      42.43%     12.51%       3    12/31/97 - 12/31/00   $17,939.01      79.39%     21.51%
  4      12/31/96 - 12/31/00   $17,190.29      71.90%     14.50%       4    12/31/96 - 12/31/00   $21,438.63     114.39%     21.00%
  5      12/31/95 - 12/31/00   $20,485.66     104.66%     15.40%       5    12/31/95 - 12/31/00   $24,613.53     146.14%     19.74%
 10      12/31/90 - 12/31/00   $45,371.82     353.72%     16.33%

Life     06/12/85 - 12/31/00   $76,928.76     669.29%     14.02%     Life   05/01/95 - 12/31/00   $30,798.64     207.99%     21.95%


       MFS / SUN LIFE GOVERNMENT SECURITIES SERIES - S CLASS                           MFS / SUN LIFE HIGH YIELD - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND   NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH      OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE     YEARS          PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00   $10,991.49       9.91%      9.91%       1    12/31/99 - 12/31/00    $9,137.12      -8.63%    -8.63%
  2      12/31/98 - 12/31/00   $10,571.01       5.71%      2.82%       2    12/31/98 - 12/31/00    $9,576.00      -4.24%    -2.14%
  3      12/31/97 - 12/31/00   $11,262.22      12.62%      4.04%       3    12/31/97 - 12/31/00    $9,440.92      -5.59%    -1.90%
  4      12/31/96 - 12/31/00   $12,002.38      20.02%      4.67%       4    12/31/96 - 12/31/00   $10,478.69       4.79%     1.18%
  5      12/31/95 - 12/31/00   $11,955.63      19.56%      3.64%       5    12/31/95 - 12/31/00   $11,515.16      15.15%     2.88%
 10      12/31/90 - 12/31/00   $16,740.26      67.40%      5.29%      10    12/31/90 - 12/31/00   $23,799.63     138.00%     9.06%

Life     06/12/85 - 12/31/00   $24,851.76     148.52%      6.03%     Life   06/12/85 - 12/31/00   $25,004.70     150.05%     6.07%


  MFS SUN LIFE MASSACHUSETTS INVESTORS GROWTH STOCK - S CLASS             MFS SUN LIFE MASSACHUSETTS INVESTORS TRUST - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND   NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH      OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE     YEARS          PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00    $9,201.96     -7.98%     -7.98%        1    12/31/99 - 12/31/00    $9,812.44      -1.88%     -1.88%
  2      12/31/98 - 12/31/00   $12,246.63     22.47%     10.66%        2    12/31/98 - 12/31/00   $10,308.33       3.08%      1.53%
                                                                       3    12/31/97 - 12/31/00   $12,513.81      25.14%      7.76%
                                                                       4    12/31/96 - 12/31/00   $16,183.40      61.83%     12.79%
                                                                       5    12/31/95 - 12/31/00   $19,890.88      98.91%     14.74%
                                                                      10    12/31/90 - 12/31/00   $38,349.48     283.49%     14.39%

Life     05/06/98 - 12/31/00   $14,589.88     45.90%     15.29%      Life   11/14/86 - 12/31/00   $48,776.78     387.77%     11.87%

       MFS SUN LIFE MASSACHUSETTS NEW DISCOVERY - S CLASS                 MFS SUN LIFE MASSACHUSETTS TOTAL RETURN - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND   NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH      OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE     YEARS          PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00    $9,840.37     -1.60%     -1.60%        1    12/31/99 - 12/31/00   $11,449.35      14.49%    14.49%
  2      12/31/98 - 12/31/00   $15,454.57     54.55%     24.32%        2    12/31/98 - 12/31/00   $11,541.16      15.41%     7.43%
                                                                       3    12/31/97 - 12/31/00   $12,636.88      26.37%     8.11%
                                                                       4    12/31/96 - 12/31/00   $15,109.19      51.09%    10.87%
                                                                       5    12/31/95 - 12/31/00   $16,895.53      68.96%    11.06%
                                                                      10    12/31/90 - 12/31/00   $28,358.28     183.58%    10.99%

Life     05/06/98   12/31/00   $16,199.17     61.99%     19.93%      Life   05/11/88 - 12/31/00   $34,324.18     243.24%    10.25%


         MFS SUN LIFE MASSACHUSETTS UTILITIES - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00   $10,486.75       4.87%     4.87%
  2      12/31/98 - 12/31/00   $13,500.35      35.00%    16.19%
  3      12/31/97 - 12/31/00   $15,554.94      55.55%    15.87%
  4      12/31/96 - 12/31/00   $20,234.72     102.35%    19.27%
  5      12/31/95 - 12/31/00   $23,870.86     138.71%    19.01%


Life     11/16/93 - 12/31/00   $28,841.96     188.42%    16.03%

                                       PART C

                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-41438) filed April 23, 2001:

             A. Condensed Financial Information - Accumulation Unit Values (Part A)

             B.     Financial Statements of the Depositor (Part B)
                    Audited:

                       1. Consolidated Statements of Income, Years Ended December 31, 2000, 1999 and 1998;
                       2. Consolidated Balance Sheets, December 31, 2000 and 1999,
                       3. Consolidated Statements of Comprehensive Income, Years Ended December 31, 2000, 1999 and 1998
                       4. Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2000, 1999 and 1998;
                       5.     Consolidated Statements of Cash Flows, Years
                              Ended December 31, 2000, 1999 and 1998;
                       6.     Notes to Consolidated Financial Statements; and
                       7.     Independent Auditors' Report.

             C.     Financial Statements of the Registrant (Part B)

                       1.     Statement of Condition, December 31, 2000;
                       2.     Statement of Operations, Year Ended December 31,
                              2000;
                       3. Statements of Changes in Net Assets, Years Ended December 31, 2000 and December 31, 1999;
                       4.     Notes to Financial Statements; and
                       5. Independent Auditors' Report [To be filed by amendement].

         (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

              (1) Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4, File
                              No. 333-37907, filed on October 14, 1997);

              (2)             Not Applicable;

              (3)(a) Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File
                              No. 333-37907, filed on January 16, 1998);

                 (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
                              Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
                              Form N-4, File No. 333-37907, filed on January 16,
                              1998); and

                 (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
                              Form N-4, File No. 333-37907, filed on January 16, 1998);

              (4)(a) Form of Flexible Payment Combination Fixed/ Variable Group Annuity Contract (Filed as
                              Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-41438, filed on September 25, 2000);

                 (b) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-41438, filed on September 25, 2000);

                 (c) Form of Flexible Payment Combination Fixed/ Variable Individual Annuity Contract (Filed as
                              Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-30844, filed on September 25, 2000);

                 (d) Form of Revised Specification Page to be issued in connection with certificate (Filed as Exhibit 4(b));

                 (e) Form of Revised Specification Page to be issued in connection with Individual Annuity Contract (Filed as Exhibit 4(c));

              (5)(a) Form of Application to be used with Contract filed as Exhibit 4(a) (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-41438, filed on September 25, 2000);

                 (b) Form of Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as
                              Exhibit 4(c) (Filed as Exhibit 4(a) to
                              Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-41438, filed on September 25, 2000);

                 (c) Form of Revised Application to be used with Certificate (Filed as Exhibit 4(b) and Contract filed as Exhibit 4(c));

              (6)(a) Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to Depositor's Registration Statement on Form S-1, File No. 333-37907, filed on October 14, 1997);

                 (b) By-Laws of the Depositor, as amended effective as of January 1, 2000 (Filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File
                              No. 333-05846, filed on June 9, 2000);

              (7)             Not Applicable;

              (8)(a) Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as
                              Exhibit 8(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on
                              Form N-4, File No. 33-41628, filed on April 26,
                              1999);

                 (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

                    (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

                    (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                              Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

                 (c) Form of Fund Participation Agreement between Depositor and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

                 (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

                 (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

                 (f) Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

                 (g) Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as
                              Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

                 (h) Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3,
                              2000);v

                 (i) Form of Participation Agreement dated as of February 17, 1998 by and among the Depositor, Salomon Brothers Variable Series Funds Inc, and Salomon Brothers Asset Management Inc (File as
                              Exhibit 8(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-41438, filed September 25, 2000);

                 (j)          Form of Participation Agreement dated April
                              30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File
                              No. 333-82957, filed July 27, 2001.)

                 (k) Form of Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File
                              No. 333-82957, filed July 27, 2001.)

                 (l)(i)       Form of Participation Agreement dated
                              December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund, and Fidelity Distributors Corporation. (Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-13087, filed January 1, 1997).

                 (l)(ii) Form of Amendment No. 1 dated May 1, 2001 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the
                              Registration Statement on Form N-4, File
                              No. 333-82957, filed July 27, 2001.)

                 (m) Form of Participation Agreement dated May 1, 2001 by and among Sun Life Assurance
                              Company of Canada (U.S.), the Depositor,
                              Alliance Capital Management L.P., and
                              Alliance Fund Distributors, Inc.
                              (Incorporated herein by reference to
                              Post-Effective Amendment No. 7 to the
                              Registration Statement on Form N-4, File
                              No. 333-82957, filed July 27, 2001.)

              (9) Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Filed as Exhibit 9 to Registrant's Registration Statement on Form N-4,
                              File No. 333-41438, filed on July 14, 2000);

             (10)(a)          Consent of Independent Auditors*;

                 (b)          Representation of Counsel pursuant to Rule
                              485(b)*;

             (11) Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 22, 2000);

             (12)             Not Applicable;

             (13) Schedule for Computation of Performance Quotations (Incorporated by reference to
                              Exhibit 13 to Post-Effective Amendment No. 10 to Registrant's Registration Statement on
                              Form N-4, File No. 33-41628, filed on April 29,
                              1998);

             (14)             Not Applicable;


             (15) Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment
                              No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed on February 9, 2001);

             (16) Organizational Chart (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 3 to the Registration Statement of the Registrant on Form N-4, File No. 333-30844, filed on February 9, 2001.)

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and                             Principal Positions and Officers
          Business Address                     with Depositor
          ----------------                     --------------

          Donald A. Stewart                    Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          C. James Prieur                      Vice Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          James A. McNulty, III                President and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          David D. Horn                        Director
          Strong Road
          New Vineyard, ME 04956

          Angus A. MacNaughton                 Director
          Genstar Investment Corporation
          555 California Street, Suite 4850
          San Francisco, CA 94104

          S. Caesar Raboy                      Director
          220 Boylston Street
          Boston, MA 02110

          William W. Stinson                   Director
          Canadian Pacific Limited
          1800 Bankers Hall, East Tower
          855 - 2nd Street S.W.
          Calgary, Alberta
          Canada T2P 4ZS

          James C. Baillie                     Director
          Torys
          Suite 300, Maritime Life Tower
          Toronto, Ontario MSK 1N2

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          James M.A. Anderson                Vice President, Investments
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Peter F. Demuth                    Vice President and Chief Counsel
          One Sun Life Executive Park        and Assistant Secretary
          Wellesley Hills, MA 02481

          Ronald J. Fernandes                Vice President, Retirement
          One Copley Place                   Products and Services
          Boston, MA 02116

          Ellen B. King                      Senior Counsel and Secretary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Davey S. Scoon                     Vice President, Finance and
          One Sun Life Executive Park        Treasurer
          Wellesley Hills, MA 02481

          Robert P. Vrolyk                   Vice President and
          One Sun Life Executive Park        Actuary
          Wellesley Hills, MA 02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001.

      None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

     As of July 13, 2001, there were 251 qualified and 499 non-qualified. Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File
No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

     Name and Principal                      Positions and Officers
     Business Address*                       with Underwriter
     ----------------                        ----------------
     William Franca.....................     President
     Davey S. Scoon.....................     Treasurer and Director
     Michael L. Gentile.................     Vice President
     Imants Saksons.....................     Vice President
     James M.A. Anderson................     Director
     Ronald J. Fernandes................     Director
     James A. McNulty, III..............     Director
     George E. Maden....................     Secretary and Clerk
     William T. Evers...................     Assistant Secretary and Clerk
     Maura A. Murphy....................     Assistant Secretary and Clerk
     Norton A. Goss, II.................     Vice President & Chief Compliance Officer
     Stephen J. Yarina..................     Tax Officer

-------------
* The principal business address of all directors and officers of the principal underwriter except Messrs. Fernandes, Goss and Franca is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs. Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.

(a)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, and One Copley Place, Boston, Massachusetts 02116, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

     Not Applicable.

Item 32. UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 27th day of July, 2001.

                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                                (Registrant)

                                SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Depositor)

                                By:  /s/  JAMES A. McNULTY, III
                                     ----------------------------
                                     James A. McNulty, III
                                     President


Attest: /s/ SANDRA M. DaDALT
----------------------------
     Sandra M. DaDalt
     Senior Counsel

      As required by the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE                                TITLE                                           DATE
-------------------------------------    ------------------------------------            -----------------
/s/ JAMES A. McNULTY, III                President and Director                           July 27, 2001
-------------------------------------    (Principal Executive Officer)
James A. McNulty, III


/s/ DAVEY S. SCOON                       Vice President, Finance                          July 27, 2001
-------------------------------------    and Treasurer
Davey S. Scoon                           (Principal Financial and Accounting Officer)

/s/ SANDRA M. DADALT                     Attorney-in-Fact for:                            July 27, 2001
-------------------------------------      Donald A. Stewart, Chairman and Director
Sandra M. DaDalt                           C. James Prieur, Vice Chairman and Director
                                           James C. Baillie, Director
                                           David D. Horn, Director
                                           Angus A. MacNaughton, Director
                                           S. Caesar Raboy, Director
                                           William W. Stinson, Director

                                   EXHIBIT INDEX

10(a)    Consent of Independent Auditors

10(b)    Representation of Counsel